CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 54,191	$ 82,807
Prepaid expenses	261,100	130,000
Total current assets	315,291	212,807
Fixed assets, net		9,134
Total assets	315,291	221,941
Current liabilities:
Accounts payable and accrued expenses	2,886,567	2,817,104
Shares to be issued	975,174	975,174
Accrued payroll-officers	198,550	212,250
Dividends payable	276,083	210,486
Notes payable	1,159,262	1,134,262
Deferred revenue	872,990	862,597
Convertible notes payable, net	470,714	470,714
Total current liabilities	6,839,340	6,682,587
Total liabilities	6,839,340	6,682,587
Commitments and Contingencies
Stockholders’ Deficit
Common stock, par value $0.0001, 4,000,000,000 shares authorized; 1,783,508,869 and 1,676,014,753 shares issued and outstanding, as of March 31, 2023, and December 31, 2022, respectively	178,350	167,601
Additional paid-in capital	30,544,579	30,179,731
Accumulated deficit	(37,247,403)	(36,808,403)
Total stockholders’ deficit	(6,524,049)	(6,460,646)
Total Liabilities and Stockholders’ Deficit	315,291	221,941
Series A Preferred Stock [Member]
Stockholders’ Deficit
Preferred stock, value	425	425
Series B Preferred Stock [Member]
Stockholders’ Deficit
Preferred stock, value
Series C Preferred Stock [Member]
Stockholders’ Deficit
Preferred stock, value